Property, plant and equipment - Unproved mineral interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 53,943	€ 62,192
Additions	4,950	4,407
Currency translation differences	3,688	(4,140)
Property, plant and equipment - end of the year	56,299	53,943
Unproved mineral interest
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,763	2,162
Additions	9	57
Net (impairments) reversals	35	(196)
Reclassification to Proved Mineral Interest	(141)	(90)
Currency translation differences	153	(170)
Property, plant and equipment - end of the year	1,819	1,763
Unproved mineral interest | Congo
Property, plant and equipment
Property, plant and equipment - beginning of the year	203	253
Net (impairments) reversals	(1)	(25)
Currency translation differences	16	(25)
Property, plant and equipment - end of the year	218	203
Unproved mineral interest | Nigeria
Property, plant and equipment
Property, plant and equipment - beginning of the year	860	939
Reclassification to Proved Mineral Interest	(48)
Currency translation differences	80	(79)
Property, plant and equipment - end of the year	892	860
Unproved mineral interest | Turkmenistan
Property, plant and equipment
Property, plant and equipment - beginning of the year		139
Net (impairments) reversals	3	(134)
Reclassification to Proved Mineral Interest		(2)
Currency translation differences		(3)
Property, plant and equipment - end of the year	3
Unproved mineral interest | United States of America
Property, plant and equipment
Property, plant and equipment - beginning of the year	114	162
Additions	3
Net (impairments) reversals	35	(37)
Reclassification to Proved Mineral Interest	(92)
Currency translation differences	8	(11)
Property, plant and equipment - end of the year	68	114
Unproved mineral interest | Algeria
Property, plant and equipment
Property, plant and equipment - beginning of the year	100	115
Additions	6	55
Reclassification to Proved Mineral Interest		(61)
Currency translation differences	8	(9)
Property, plant and equipment - end of the year	114	100
Unproved mineral interest | Egypt
Property, plant and equipment
Property, plant and equipment - beginning of the year	18	19
Additions		2
Net (impairments) reversals	(2)
Reclassification to Proved Mineral Interest	(1)	(2)
Currency translation differences	1	(1)
Property, plant and equipment - end of the year	16	18
Unproved mineral interest | United Arab Emirates
Property, plant and equipment
Property, plant and equipment - beginning of the year	468	535
Reclassification to Proved Mineral Interest		(25)
Currency translation differences	40	(42)
Property, plant and equipment - end of the year	€ 508	€ 468